OTHER CURRENT AND NON-CURRENT FINANCIAL LIABILITIES - Current and non-current balances (Details) - CLP ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Current and non-current balances
Current	$ 24,451,704	$ 30,490,640
Non-current portion of non-current bonds issued	998,729,102	1,012,062,996
CMF Registration N254 06.13.2001 Series B
Current and non-current balances
Current nominal amount	$ 174,513
Nominal interest rate	6.50%
Effective Interest Rate	7.11%
Current	$ 6,969,624	12,894,275
Non-current portion of non-current bonds issued		6,704,249
CMF Registration N641 08.23.2010 Series C
Current and non-current balances
Current nominal amount	$ 818,182
Nominal interest rate	4.00%
Effective Interest Rate	3.64%
Current	$ 5,900,241	5,783,306
Non-current portion of non-current bonds issued	27,087,238	31,431,837
CMF Registration N760 08.20.2013 Series D
Current and non-current balances
Current nominal amount	$ 4,000,000
Nominal interest rate	3.80%
Effective Interest Rate	3.80%
Current	$ 2,226,780	2,153,282
Non-current portion of non-current bonds issued	158,911,840	153,666,760
CMF Registration N760 04.02.2014 Series E
Current and non-current balances
Current nominal amount	$ 3,000,000
Nominal interest rate	3.75%
Effective Interest Rate	3.70%
Current	$ 1,475,993	1,427,299
Non-current portion of non-current bonds issued	119,183,952	115,250,116
CMF Registration N912 10.10.2018 Series F
Current and non-current balances
Current nominal amount	$ 5,700,000
Nominal interest rate	2.80%
Effective Interest Rate	2.85%
Current	$ 1,659,714	1,604,933
Non-current portion of non-current bonds issued	226,449,372	218,975,134
Bonds USA 2050
Current and non-current balances
Current nominal amount	$ 300,000,000
Nominal interest rate	3.95%
Effective Interest Rate	4.09%
Current	$ 4,747,692	5,215,223
Non-current portion of non-current bonds issued	272,139,000	298,938,000
Swiss Bond 2023
Current and non-current balances
Current nominal amount	$ 170,000,000
Nominal interest rate	2.72%
Effective Interest Rate	3.02%
Current	$ 1,471,660	1,412,322
Non-current portion of non-current bonds issued	$ 194,957,700	$ 187,096,900